LIQUIDITY - Vallon - Q1 (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended
	May 17, 2022	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Accumulated deficit				$ (29,529)			$ (18,496)
Proceeds from issuance of convertible promissory note				$ 0	$ 125
Common stock, par value (in usd per share)				$ 0.0001			$ 0.0001
Payments of Stock Issuance Costs				$ 517	$ 0
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Class of Stock [Line Items]
Accumulated deficit						$ (31,322)	$ (28,926)
Proceeds from issuance of convertible promissory note			$ 350
Net proceeds from sale of stock	$ 3,900
Sale of stock (in shares)	123,333
Common stock, par value (in usd per share)	$ 0.0001					$ 0.0001	$ 0.0001
Sale of stock, price per share (in usd per share)	$ 31.896
Payments of Stock Issuance Costs	$ 572
Warrants issuance expense	$ 85
Cash, cash equivalents, and marketable securities						$ 1,665
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | IPO
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 15,500
Sale of stock (in shares)		75,000
Sale of stock, price per share (in usd per share)		$ 240.00